UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:

Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:

John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30, 2007

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund
The fund's portfolio
7/31/06 (Unaudited)

COMMON STOCKS (97.0%)(a)

	Shares	Value

Advertising and Marketing Services (0.4%)
Digitas, Inc. (NON) (S)	136,160	$1,123,320
Nu Skin Enterprises, Inc. Class A (S)	208,787	2,985,654
		4,108,974

Aerospace and Defense (0.1%)
Alliant Techsystems, Inc. (NON) (S)	4,920	394,289
Triumph Group, Inc.	15,526	745,093
		1,139,382

Agriculture (--%)
Delta & Pine Land Co.	12,200	417,362

Airlines (1.1%)
Alaska Air Group, Inc. (NON)	91,921	3,413,027
ExpressJet Holdings, Inc. (NON) (S)	1,231,560	8,423,870
		11,836,897

Automotive (1.6%)
Lear Corp. (S)	2,606	58,817
Tenneco Automotive, Inc. (NON) (S)	676,255	15,709,404
TRW Automotive Holdings Corp. (NON)	10,035	259,907
Visteon Corp. (NON)	40,600	289,884
		16,318,012

Banking (3.9%)
Anchor BanCorp Wisconsin, Inc. (S)	39,888	1,184,674
Center Financial Corp. (S)	10,450	260,414
City Holding Co.	26,003	1,007,616
Corus Bankshares, Inc. (S)	613,848	14,173,750
Cullen/Frost Bankers, Inc.	4,196	246,389
East West Bancorp, Inc.	4,076	164,467
First Citizens BancShares, Inc. Class A	1,250	258,950
First Regional Bancorp (NON) (S)	4,419	436,641
FirstFed Financial Corp. (NON) (S)	356,334	20,115,054
Frontier Financial Corp. (S)	9,463	365,556
International Bancshares Corp. (S)	9,843	285,152
Lakeland Financial Corp.	4,200	102,060
PFF Bancorp, Inc.	2,631	98,794
Provident Financial Holdings, Inc.	9,098	280,309
R&G Financial Corp. Class B (Puerto Rico)	189,903	1,576,195
Republic Bancorp, Inc. Class A	8,905	185,135
Southwest Bancorp, Inc. (S)	18,096	477,915
TCF Financial Corp.	2,414	64,961
Wilmington Trust Corp.	10,124	440,900
		41,724,932

Basic Materials (--%)
Chaparral Steel Co. (NON)	1,930	135,467

Biotechnology (1.6%)
Albany Molecular Research, Inc. (NON)	126,141	1,135,269
Applera Corp.- Applied Biosystems Group	328,940	10,575,421
Arqule, Inc. (NON)	50,005	258,026
Connetics Corp. (NON)	51,556	493,906
Diversa Corp. (NON) (S)	80,394	752,488
Incyte Pharmaceuticals, Inc. (NON)	61,300	261,138
Regeneron Pharmaceuticals, Inc. (NON) (S)	147,700	2,017,582
Savient Pharmaceuticals, Inc. (NON) (S)	288,100	1,699,790
Stratagene Corp.	27,100	176,421
		17,370,041

Broadcasting (0.2%)
Media General, Inc. Class A (S)	2,900	105,647
Sinclair Broadcast Group, Inc. Class A	268,900	2,264,138
		2,369,785

Building Materials (--%)
ElkCorp. (S)	10,400	259,376
Lennox International, Inc.	7,300	166,513
		425,889

Chemicals (2.4%)
Arch Chemicals, Inc.	13,329	472,380
FMC Corp.	6,473	399,319
Georgia Gulf Corp. (S)	697,464	17,757,433
Hercules, Inc. (NON) (S)	27,630	384,057
Huntsman Corp. (NON)	19,460	310,387
NewMarket Corp. (S)	103,780	5,166,168
PW Eagle, Inc. (S)	28,100	816,305
Valspar Corp.	8,070	198,764
		25,504,813

Coal (--%)
Foundation Coal Holdings, Inc.	5,200	198,328

Commercial and Consumer Services (1.0%)
ARAMARK Corp. Class B	14,270	458,067
Arbitron, Inc.	7,512	275,014
CBIZ, Inc. (NON) (S)	47,200	348,336
Chemed Corp.	86,950	3,198,021
Consolidated Graphics, Inc. (NON) (S)	52,502	2,582,573
Escala Group, Inc. (NON) (S)	26,800	145,256
Jackson Hewitt Tax Service, Inc.	10,800	368,604
MoneyGram International, Inc.	7,644	234,289
Pre-Paid Legal Services, Inc. (S)	4,340	157,195
Spherion Corp. (NON)	53,200	404,320
Startek, Inc.	44,100	586,971
TeleTech Holdings, Inc. (NON)	155,470	1,958,922
		10,717,568

Communications Equipment (0.1%)
F5 Networks, Inc. (NON) (S)	3,530	163,580
Tekelec (NON) (S)	106,900	1,100,001
		1,263,581

Computers (4.5%)
Adaptec, Inc. (NON)	147,000	646,800
Agilysys, Inc.	43,376	679,702
ANSYS, Inc. (NON) (S)	9,063	415,901
Blackbaud, Inc. (S)	12,037	251,092
Brocade Communications Systems, Inc. (NON)	3,356,328	21,010,613
Catapult Communications Corp. (NON)	50,790	511,455
Checkpoint Systems, Inc. (NON) (S)	84,800	1,399,200
Emulex Corp. (NON) (S)	1,359,535	20,243,476
EPIQ Systems, Inc. (NON) (S)	31,745	511,095
Logitech International SA ADR (Switzerland) (NON)	13,136	267,054
Magma Design Automation, Inc. (NON)	75,772	548,589
MTS Systems Corp. (S)	16,700	615,562
SPSS, Inc. (NON) (S)	46,844	1,266,193
Trident Microsystems, Inc. (NON)	5,260	90,577
		48,457,309

Conglomerates (--%)
Crane Co. (Australia)	5,417	208,013
SPX Corp.	4,260	232,809
		440,822

Construction (0.1%)
Builders FirstSource, Inc. (NON) (S)	45,020	781,997
Eagle Materials, Inc.	3,820	137,367
Florida Rock Industries, Inc.	4,680	178,121
		1,097,485

Consumer Cyclicals (1.2%)
CSS Industries, Inc. (S)	16,918	484,701
Hooker Furniture Corp.	4,500	69,525
Yankee Candle Co., Inc. (The) (S)	497,931	12,104,703
		12,658,929

Consumer Finance (2.1%)
Accredited Home Lenders Holding Co. (NON) (S)	173,044	7,844,085
Asta Funding, Inc. (S)	62,095	2,073,352
CompuCredit Corp. (NON) (S)	307,900	10,059,093
Encore Capital Group, Inc. (NON) (S)	4,500	55,215
World Acceptance Corp. (NON) (S)	51,189	2,124,344
		22,156,089

Consumer Goods (0.9%)
American Greetings Corp. Class A (S)	6,530	147,121
Blyth Industries, Inc.	124,644	2,177,531
Chattem, Inc. (NON) (S)	219,810	7,458,153

Energizer Holdings, Inc. (NON)	3,170	201,707
		9,984,512

Consumer Services (0.6%)
Alderwoods Group, Inc. (Canada) (NON)	134,367	2,637,624
Labor Ready, Inc. (NON)	223,424	3,644,045
		6,281,669

Distribution (0.1%)
BlueLinx Holdings, Inc.	30,800	367,136
Huttig Building Products, Inc. (NON)	40,938	240,715
Performance Food Group Co. (NON)	3,530	98,381
		706,232

Electric Utilities (0.3%)
Alliant Energy Corp.	10,977	397,148
Black Hills Corp. (S)	44,949	1,610,523
Great Plains Energy, Inc.	11,496	337,178
Puget Energy, Inc.	12,000	266,520
Westar Energy, Inc. (S)	8,450	195,195
WPS Resources Corp.	1,450	74,777
		2,881,341

Electrical Equipment (0.1%)
GrafTech International, Ltd. (NON)	81,900	439,803
Insteel Industries, Inc. (S)	15,700	324,990
Rofin-Sinar Technologies, Inc. (NON)	4,550	244,927
		1,009,720

Electronics (1.7%)
Analogic Corp. (S)	39,201	1,793,054
Ansoft Corp. (NON)	45,398	943,370
DSP Group, Inc. (NON) (S)	3,720	89,131
Greatbatch, Inc. (NON) (S)	41,000	1,004,910
IXYS Corp. (NON)	106,573	1,001,786
Methode Electronics, Inc. Class A	84,789	678,312
Netlogic Microsystems, Inc. (NON) (S)	16,000	392,000
Omnivision Technologies, Inc. (NON) (S)	285,421	5,422,999
PortalPlayer, Inc. (NON) (S)	18,700	202,334
QLogic Corp. (NON)	11,478	200,750
Stoneridge, Inc. (NON)	51,403	505,806
Synopsys, Inc. (NON)	4,260	76,254
TriQuint Semiconductor, Inc. (NON)	522,200	2,464,784
TTM Technologies, Inc. (NON)	161,254	1,780,244
Varian, Inc. (NON) (S)	36,900	1,659,762
		18,215,496

Energy (1.5%)
Grey Wolf, Inc. (NON) (S)	40,300	308,698
Parker Drilling Co. (NON) (S)	2,121,694	15,403,498
Superior Energy Services (NON)	7,330	251,053
Trico Marine Services, Inc. (NON) (S)	7,050	258,383
		16,221,632

Financial (2.1%)
Advanta Corp. Class B	10,790	388,764
Asset Acceptance Capital Corp. (NON) (S)	36,962	671,969
Independent Bank Corp.	32,220	825,154
PMI Group, Inc. (The)	2,577	109,419
Radian Group, Inc. (S)	332,717	20,472,077
		22,467,383

Food (0.1%)
American Italian Pasta Co. Class A (S)	59,300	492,783
Sanderson Farms, Inc.	6,200	160,642
		653,425

Forest Products and Packaging (0.8%)
Albany International Corp. (S)	47,563	1,708,939
Graphic Packaging Corp. (NON)	59,551	227,485
Louisiana-Pacific Corp. (S)	224,991	4,499,820
Universal Forest Products, Inc. (S)	34,040	1,728,892
		8,165,136

Gaming & Lottery (0.1%)
Dover Downs Gaming & Entertainment, Inc. (S)	33,300	534,465

Health Care Services (2.5%)
American Dental Partners, Inc. (NON)	15,798	256,244
AMICAS, Inc. (NON)	140,700	413,658

AMN Healthcare Services, Inc. (NON)	6,455	144,979
Healthways, Inc. (NON)	3,820	205,210
Manor Care, Inc. (S)	474,580	23,752,729
Molina Healthcare, Inc. (NON)	1,960	64,954
Odyssey Healthcare, Inc. (NON) (S)	63,998	1,152,604
Pediatrix Medical Group, Inc. (NON)	6,290	266,696
Universal Health Services, Inc. Class B	6,340	355,040
WellCare Health Plans, Inc. (NON) (S)	1,530	75,062
		26,687,176

Household Furniture and Appliances (0.2%)
Conn's, Inc. (NON) (S)	4,985	128,214
Furniture Brands International, Inc. (S)	6,000	120,360
Kimball International, Inc. Class B (S)	51,386	913,129
Select Comfort Corp. (NON) (S)	42,028	846,864
		2,008,567

Insurance (9.1%)
Affirmative Insurance Holdings, Inc.	25,390	398,369
American Financial Group, Inc.	4,955	208,655
American Physicians Capital, Inc. (NON)	14,813	686,434
AmerUs Group Co. (S)	356,371	23,908,930
CNA Surety Corp. (NON) (S)	14,200	259,150
Commerce Group, Inc. (S)	142,550	4,306,436
Delphi Financial Group Class A (S)	98,250	3,742,343
Direct General Corp.	37,522	622,490
FPIC Insurance Group, Inc. (NON)	9,403	363,426
HCC Insurance Holdings, Inc. (S)	646,026	19,697,333
Infinity Property & Casualty Corp. (S)	53,038	2,179,331
Mercury General Corp.	897	49,496
Midland Co. (The) (S)	15,843	594,113
National Interstate Corp. (S)	23,643	609,044
Ohio Casualty Corp.	9,438	244,633
Presidential Life Corp. (S)	4,400	106,216
Safety Insurance Group, Inc. (S)	7,097	376,567
Selective Insurance Group (S)	37,686	1,921,986
Stancorp Financial Group (S)	89,374	3,851,126
State Auto Financial Corp.	2,625	79,275
Triad Guaranty, Inc. (NON) (S)	22,714	1,132,974
W.R. Berkley Corp.	640,887	23,071,932
Zenith National Insurance Corp.	211,707	8,464,046
		96,874,305

Investment Banking/Brokerage (0.9%)
A.G. Edwards, Inc.	10,896	587,948
Affiliated Managers Group (NON) (S)	1,440	131,832
Eaton Vance Corp. (S)	195,046	4,829,339
IndyMac Bancorp, Inc.	88,800	3,751,800
Nuveen Investments, Inc. Class A	10,640	505,294
		9,806,213

Leisure (0.3%)
Arctic Cat, Inc. (S)	68,448	1,209,476
Marine Products Corp. (S)	19,719	168,795
Polaris Industries, Inc. (S)	7,033	268,801
		1,647,072

Machinery (0.6%)
AGCO Corp. (NON) (S)	9,970	228,911
Applied Industrial Technologies, Inc. (S)	65,943	1,537,791
Briggs & Stratton Corp. (S)	11,530	295,168
Cascade Corp. (S)	102,559	3,794,683
Cummins, Inc.	1,405	164,385
Kennametal, Inc.	3,770	200,753
Terex Corp. (NON)	5,376	241,060
		6,462,751

Manufacturing (0.8%)
Blount International, Inc. (NON)	41,308	450,257
IDEX Corp.	4,730	205,519
Teleflex, Inc.	131,910	7,530,742
		8,186,518

Medical Technology (1.8%)
Bausch & Lomb, Inc.	30,707	1,452,441
Candela Corp. (NON)	21,830	340,548
DJ Orthopedics, Inc. (NON) (S)	5,581	220,282
Edwards Lifesciences Corp. (NON) (S)	10,120	447,709
Hillenbrand Industries, Inc.	58,876	2,923,782
Immucor, Inc. (NON) (S)	292,961	5,832,854
LCA-Vision, Inc.	3,200	138,080
Medical Action Industries, Inc. (NON) (S)	12,595	279,231
Mentor Corp.	8,249	366,751

PerkinElmer, Inc.	14,470	260,894
Respironics, Inc. (NON)	182,050	6,477,339
Steris Corp.	1,424	32,994
		18,772,905

Metal Fabricators (--%)
USEC, Inc.	21,700	228,501

Metals (4.6%)
A.M. Castle & Co.	62,787	2,076,994
AK Steel Holding Corp. (NON) (S)	619,145	7,999,353
Cleveland-Cliffs, Inc. (S)	3,530	127,610
NS Group, Inc. (NON) (S)	4,710	238,232
Quanex Corp. (S)	417,688	15,157,898
Shiloh Industries, Inc. (NON)	6,400	110,208
Steel Dynamics, Inc.	405,992	23,555,656
		49,265,951

Natural Gas Utilities (0.4%)
Atmos Energy Corp. (S)	20,521	590,389
Energen Corp. (S)	4,476	190,767
MDU Resources Group, Inc.	6,757	166,560
National Fuel Gas Co. (S)	7,124	264,585
NICOR, Inc. (S)	5,170	226,549
Northwest Natural Gas Co.	28,200	1,070,754
Transmontaigne, Inc. (NON)	151,036	1,699,155
		4,208,759

Office Equipment & Supplies (0.3%)
Herman Miller, Inc.	10,310	292,907
John H. Harland Co. (S)	3,749	147,373
Steelcase, Inc. (S)	156,957	2,305,698
		2,745,978

Oil & Gas (4.0%)
Atwood Oceanics, Inc. (NON)	24,586	1,153,821
Bois d'Arc Energy, Inc. (NON)	9,300	154,380
Cabot Oil & Gas Corp. Class A	5,689	300,095
Callon Petroleum Co. (NON)	66,285	1,236,215
Cimarex Energy Co. (S)	4,700	191,901
Denbury Resources, Inc. (NON)	9,634	334,011
Giant Industries, Inc. (NON) (S)	231,300	16,517,133
Harvest Natural Resources, Inc. (NON) (S)	178,829	2,501,818
Penn Virginia Corp.	2,200	150,172
Petroleum Development Corp. (NON)	52,418	2,334,698
Plains Exploration & Production Co. (NON)	6,386	280,729
Pogo Producing Co.	7,901	349,777
St. Mary Land & Exploration Co. (S)	28,600	1,229,800
Todco Class A	428,492	16,329,830
		43,064,380

Pharmaceuticals (5.0%)
Alkermes, Inc. (NON)	4,350	74,646
Alpharma, Inc. Class A (S)	279,005	6,299,933
Endo Pharmaceuticals Holdings, Inc. (NON)	96,236	2,990,053
Enzon, Inc. (NON) (S)	88,297	707,259
King Pharmaceuticals, Inc. (NON) (S)	869,143	14,792,814
Medicis Pharmaceutical Corp. Class A (S)	93,081	2,565,312
Mylan Laboratories, Inc.	332,238	7,295,946
Perrigo Co. (S)	6,730	106,603
Watson Pharmaceuticals, Inc. (NON)	846,204	18,946,508
		53,779,074

Power Producers (--%)
Reliant Resources, Inc. (NON)	6,950	87,431

Railroads (--%)
GATX Corp. (S)	5,762	225,813

Real Estate (6.7%)
Anthracite Capital, Inc. (R)	111,643	1,369,860
CB Richard Ellis Group, Inc. Class A (NON)	36,204	851,880
CBL & Associates Properties (R) (S)	489,856	19,182,761
Cedar Shopping Centers, Inc. (R) (S)	11,020	167,063
CentraCore Properties Trust (R)	34,500	888,720
Equity Inns, Inc. (R)	667,060	10,519,536
FelCor Lodging Trust, Inc. (R) (S)	267,900	5,893,800
First Industrial Realty Trust (R) (S)	2,490	100,297
Highland Hospitality Corp. (R)	13,830	184,631
Hospitality Properties Trust (R) (S)	72,809	3,172,288
Innkeepers USA Trust (R) (S)	63,056	1,063,755
Kite Realty Group Trust (R)	6,880	106,158
LaSalle Hotel Properties (R)	6,522	269,424

Lexington Corporate Properties Trust (R) (S)	16,217	323,043
LTC Properties, Inc. (R)	94,136	2,077,582
Macerich Co. (The) (R)	545	39,649
Mid-America Apartment Communities, Inc. (R) (S)	4,380	250,186
Mills Corp. (The) (R) (S)	1,409	32,661
National Health Investors, Inc. (R)	225,618	5,710,392
National Retail Properties, Inc. (R) (S)	95,944	1,999,473
Nationwide Health Properties, Inc. (R) (S)	202,526	4,803,917
NorthStar Realty Finance Corp. (R) (S)	152,000	1,833,120
Omega Healthcare Investors, Inc. (R) (S)	183,300	2,448,888
RAIT Investment Trust (R) (S)	231,759	6,551,827
Saul Centers, Inc. (R) (S)	4,730	188,727
SL Green Realty Corp. (R)	2,482	283,693
Tanger Factory Outlet Centers (R)	7,823	257,377
Taubman Centers, Inc. (R)	4,215	174,923
Thornburg Mortgage, Inc. (R)	1,300	33,280
Ventas, Inc. (R)	5,879	210,057
		70,988,968

Regional Bells (0.1%)
Cincinnati Bell, Inc. (NON)	204,500	820,045

Restaurants (0.8%)
Denny's Corp. (NON)	236,256	659,154
Domino's Pizza, Inc. (S)	331,777	7,544,609
Luby's, Inc. (NON)	68,704	597,038
		8,800,801

Retail (9.3%)
American Eagle Outfitters, Inc.	10,960	360,146
BJ's Wholesale Club, Inc. (NON) (S)	3,740	106,515
Blair Corp.	4,953	120,952
Books-A-Million, Inc. (S)	61,700	939,691
Buckle, Inc. (The)	56,172	2,230,028
Cato Corp. (The) Class A (S)	392,290	9,540,493
CSK Auto Corp. (NON) (S)	63,315	766,745
Dollar Tree Stores, Inc. (NON)	3,850	102,410
Genesco, Inc. (NON)	21,000	568,470
Ingles Markets, Inc. Class A	20,023	401,461
Mannatech, Inc. (S)	15,200	220,400
Payless ShoeSource, Inc. (NON)	313,105	8,103,157
Rent-A-Center, Inc. (NON) (S)	574,142	15,461,644
Retail Ventures, Inc. (NON) (S)	88,500	1,527,510
Supervalu, Inc.	670,164	18,168,146
Systemax, Inc. (NON)	56,092	450,419
Timberland Co. (The) Class A (NON) (S)	497,595	12,813,071
Toro Co. (The) (S)	171,600	7,105,956
Tween Brands, Inc. (NON)	101,647	3,783,301
Wilsons The Leather Experts, Inc. (NON) (S)	34,000	121,040
Wolverine World Wide, Inc. (S)	609,637	15,509,165
Zale Corp. (NON)	5,840	149,562
		98,550,282

Schools (1.7%)
Career Education Corp. (NON) (S)	643,520	18,314,579

Semiconductor (0.7%)
Advanced Energy Industries, Inc. (NON) (S)	51,055	660,652
ChipMOS TECHNOLOGIES Bermuda, Ltd. (Taiwan) (NON) (S)	19,416	114,943
Lam Research Corp. (NON) (S)	160,189	6,662,261
Micrel, Inc. (NON) (S)	8,750	93,450
Novellus Systems, Inc. (NON)	3,720	94,153
		7,625,459

Shipping (0.5%)
ABX Air, Inc. (NON)	100,968	544,218
Arkansas Best Corp. (S)	66,400	2,950,152
Con-way, Inc.	8,450	418,106
General Maritime Corp. (S)	7,480	271,524
Maritrans, Inc. (S)	22,668	517,737
Overseas Shipholding Group	1,200	77,268
Ryder System, Inc. (S)	3,214	161,986
Wabash National Corp.	11,923	169,784
		5,110,775

Software (8.3%)
Aspen Technology, Inc. (NON)	132,200	1,598,298
BMC Software, Inc. (NON) (SEG) (S)	1,117,761	26,177,963
Citrix Systems, Inc. (NON)	693,013	22,017,023
Hyperion Solutions Corp. (NON)	519,521	16,188,274
MicroStrategy, Inc. (NON) (S)	220,447	18,175,855
Websense, Inc. (NON)	218,872	4,103,850
		88,261,263

Technology (--%)
ON Semiconductor Corp. (NON)	29,300	184,297

Technology Services (2.3%)
Acxiom Corp.	445,070	10,895,314
Global Payments, Inc.	3,309	140,765
SonicWall, Inc. (NON)	161,406	1,614,060
Tyler Technologies, Inc. (NON) (S)	84,600	1,016,892
United Online, Inc. (S)	1,031,397	11,252,541
		24,919,572

Telecommunications (2.1%)
ADTRAN, Inc. (S)	148,010	3,236,979
Brightpoint, Inc. (NON)	16,440	241,175
Broadwing Corp. (NON) (S)	190,200	1,747,938
CenturyTel, Inc. (S)	373,900	14,421,323
Commonwealth Telephone Enterprises, Inc.	1,392	46,646
NeuStar, Inc. Class A (NON)	3,900	120,354
Premiere Global Services, Inc. (NON)	26,009	190,646
Syniverse Holdings, Inc. (NON) (S)	8,560	119,669
Talk America Holdings, Inc. (NON) (S)	125,601	744,814
UTStarcom, Inc. (NON) (S)	203,800	1,693,578
		22,563,122

Textiles (1.1%)
Columbia Sportswear Co. (NON) (S)	196,536	9,771,770
Jones Apparel Group, Inc.	11,975	354,460
Kellwood Co. (S)	45,858	1,212,944
Liz Claiborne, Inc.	4,012	141,824
		11,480,998

Toys (1.8%)
Hasbro, Inc.	981,939	18,362,259
Jakks Pacific, Inc. (NON)	42,496	700,759
		19,063,018

Transportation Services (0.2%)
HUB Group, Inc. Class A (NON) (S)	89,934	2,030,710
Pacer International, Inc.	6,980	208,353
		2,239,063

Trucks & Parts (2.3%)
Autoliv, Inc. (Sweden)	420,924	23,643,293
Noble International, Ltd. (S)	41,195	624,928
		24,268,221

Waste Management (--%)
Darling International, Inc. (NON)	92,049	422,505

Total common stocks (cost $926,270,899)		$1,033,127,038

SHORT-TERM INVESTMENTS (22.9%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from August 1, 2006 to
August 23, 2006 (d)	$209,228,783	$209,156,821
Putnam Prime Money Market Fund (e)	34,601,713	34,601,713

Total short-term investments (cost $243,758,534)		$243,758,534

TOTAL INVESTMENTS

Total investments (cost $1,170,029,433) (b)		$1,276,885,572

FUTURES CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Russell 2000 Index Mini (Long)	235	$16,558,100	Sep-06	$402,585
S&P Mid-Cap 400 Index E-Mini (Long)	142	10,598,880	Sep-06	191,110
S&P 500 Index (Long)	10	3,204,500	Sep-06	43,998

Total				$637,693

NOTES

(a) Percentages indicated are based on net assets of $1,065,462,257.

(b) The aggregate identified cost on a tax basis is $1,170,137,840, resulting in gross unrealized appreciation and depreciation of $174,065,065 and $67,317,333, respectively, or net unrealized appreciation of $106,747,731.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at July 31, 2006.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2006, the value of securities loaned amounted to $202,154,096. The fund received cash collateral of $209,156,821 which is pooled with collateral of other Putnam funds into 34 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $248,699 for the period ended July 31, 2006. During the period ended July 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $82,469,667 and $59,877,672, respectively.

At July 31, 2006, liquid assets totaling $30,361,480 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2007 Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

Putnam Mid Cap Value Fund

The fund's portfolio
7/31/06 (Unaudited)
COMMON STOCKS (99.0%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Interpublic Group of Companies, Inc. (The) (NON) (S)	670,602	$5,492,230

Aerospace and Defense (0.9%)
L-3 Communications Holdings, Inc.	112,000	8,248,800

Banking (13.1%)
City National Corp.	249,000	16,610,790
Colonial Bancgroup, Inc.	365,300	9,278,620
Comerica, Inc.	126,500	7,406,575
Compass Bancshares, Inc. (S)	242,200	14,275,268
Cullen/Frost Bankers, Inc. (S)	276,100	16,212,592
First Citizens BancShares, Inc. Class A	82,200	17,028,552
Marshall & Ilsley Corp.	180,670	8,486,070
TCF Financial Corp.	364,800	9,816,768
Webster Financial Corp.	184,000	8,677,440
Zions Bancorp.	144,170	11,842,124
		119,634,799

Beverage (1.3%)
Molson Coors Brewing Co. Class B (S)	162,300	11,596,335

Building Materials (1.7%)
Sherwin-Williams Co. (The) (SEG)	261,000	13,206,600
Vulcan Materials Co.	30,000	2,009,100
		15,215,700

Chemicals (0.8%)
Chemtura Corp.	831,200	7,156,632

Coal (1.7%)
CONSOL Energy, Inc. (S)	385,200	15,854,832

Communications Equipment (1.2%)
Avaya, Inc. (NON)	1,194,000	11,056,440

Computers (1.2%)
Logitech International SA ADR (Switzerland) (NON) (S)	537,892	10,935,291

Consumer Finance (0.9%)
AmeriCredit Corp. (NON) (S)	339,500	8,348,305

Consumer Goods (3.3%)
Alberto-Culver Co.	478,600	23,326,964
Estee Lauder Cos., Inc. (The) Class A (S)	181,300	6,766,116
		30,093,080

Distribution (0.6%)
W.W. Grainger, Inc. (S)	91,000	5,650,190

Electric Utilities (5.6%)
Ameren Corp. (S)	95,700	4,928,550
American Electric Power Co., Inc.	171,100	6,180,132
Edison International	166,400	6,885,632
Energy East Corp.	196,500	4,780,845
PG&E Corp.	177,500	7,398,200
PPL Corp.	256,900	8,739,738
Progress Energy, Inc. (S)	78,380	3,413,449
Wisconsin Energy Corp.	217,500	9,178,500
		51,505,046

Electrical Equipment (1.2%)
WESCO International, Inc. (NON)	191,500	11,154,875

Electronics (3.3%)
Amphenol Corp. Class A	174,100	9,763,528
Avnet, Inc. (NON)	381,800	6,948,760
Jabil Circuit, Inc.	576,300	13,312,530
		30,024,818

Energy (3.2%)
National-Oilwell, Inc. (NON)	307,700	20,628,208
Pride International, Inc. (NON)	297,500	8,886,325
		29,514,533

Financial (3.1%)
Assurant, Inc. (S)	244,900	11,796,833
CIT Group, Inc.	209,700	9,627,327
Nasdaq Stock Market, Inc. (The) (NON)	251,700	6,929,301
		28,353,461

Health Care Services (6.4%)
AmerisourceBergen Corp.	295,700	12,715,100
DaVita, Inc. (NON)	169,700	8,488,394
Lincare Holdings, Inc. (NON)	482,000	16,778,420
Omnicare, Inc. (S)	239,300	10,830,718
Triad Hospitals, Inc. (NON)	245,400	9,563,238
		58,375,870

Household Furniture and Appliances (3.2%)
Whirlpool Corp.	383,100	29,571,489

Insurance (3.2%)
Everest Re Group, Ltd. (Barbados)	127,900	12,100,619
Phoenix Companies, Inc. (The)	584,300	7,946,480
Stancorp Financial Group	218,300	9,406,547
		29,453,646

Investment Banking/Brokerage (2.7%)
Bear Stearns Cos., Inc. (The)	83,400	11,831,958
Nuveen Investments, Inc. Class A	265,900	12,627,591
		24,459,549

Machinery (2.0%)
Terex Corp. (NON)	403,300	18,083,972

Metals (3.0%)
Freeport-McMoRan Copper & Gold, Inc. Class B	251,600	13,727,296
United States Steel Corp.	219,800	13,862,786
		27,590,082

Natural Gas Utilities (0.5%)
National Fuel Gas Co.	131,800	4,895,052

Oil & Gas (5.0%)
EOG Resources, Inc.	96,200	7,133,230
Hess Corp.	116,900	6,184,010
Newfield Exploration Co. (NON)	493,900	22,907,082
Questar Corp.	112,800	9,994,080
		46,218,402

Pharmaceuticals (1.6%)
Mylan Laboratories, Inc.	659,500	14,482,620

Power Producers (1.2%)
AES Corp. (The) (NON)	568,600	11,292,396

Real Estate (8.5%)
Archstone-Smith Operating Trust (R)	189,400	9,937,818
CB Richard Ellis Group, Inc. Class A (NON)	588,000	13,835,640
CBL & Associates Properties (R)	174,600	6,837,336
General Growth Properties, Inc. (R) (S)	271,800	12,404,952
Hospitality Properties Trust (R)	420,800	18,334,256
Host Marriott Corp. (R)	793,800	16,844,436
		78,194,438

Retail (11.7%)
Abercrombie & Fitch Co. Class A	133,300	7,059,568
Claire's Stores, Inc.	347,300	8,692,919
Office Depot, Inc. (NON)	311,500	11,229,575
OfficeMax, Inc.	531,600	21,854,076
RadioShack Corp.	664,200	10,740,114
Rite Aid Corp. (NON) (S)	4,720,600	19,920,932
Ross Stores, Inc.	711,200	17,701,768
Timberland Co. (The) Class A (NON)	386,300	9,947,225
		107,146,177

Shipping (1.5%)
Con-way, Inc.	274,680	13,591,166

Software (2.0%)
McAfee, Inc. (NON)	830,900	17,905,895

Toys (1.6%)
Mattel, Inc.	781,000	14,089,240

Trucks & Parts (1.2%)
Autoliv, Inc. (Sweden)	193,200	10,852,044

Total common stocks (cost $787,074,218)		$906,037,405

SHORT-TERM INVESTMENTS (8.4%)(a)
	Principal amount/	Value
	Shares

Putnam Prime Money Market Fund (e)	13,087,560	$13,087,560
Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from August 1, 2006 to
August 23, 2006 (d)	$63,902,759	63,880,780

Total short-term investments (cost $76,968,340)		$76,968,340

TOTAL INVESTMENTS

Total investments (cost $864,042,558) (b)		$983,005,745

FUTURES CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	4	$1,281,800	Sep-06	$41,485
S&P MidCap 400 Index E-Mini (Long)	12	895,680	Sep-06	36,101

Total				$77,586

NOTES

(a) Percentages indicated are based on net assets of $915,611,724.

(b) The aggregate identified cost on a tax basis is $864,569,032, resulting in gross unrealized appreciation and depreciation of $148,504,924 and $30,068,211, respectively, or net unrealized appreciation of $118,436,713.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at July 31, 2006.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2006, the value of securities loaned amounted to $61,660,192. Certain of these securities were sold prior to year/period-end. The fund received cash collateral of $63,880,780 which is pooled with collateral of other Putnam funds into 24 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $225,123 for the period ended July 31, 2006. During the period ended July 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $82,901,343 and $81,042,169, respectively.

At July 31, 2006, liquid assets totaling $2,177,480 have been designated as collateral for open future contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006